UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  028-14327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

 /s/ Toby E. Symonds     New York, NY / USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $249,177 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLEARWATER PAPER CORP          COM              18538R103    10745   274396 SH       SOLE                   274396
EMULEX CORP                    COM NEW          292475209    29656  4062424 SH       SOLE                  4062424
INTRALINKS HLDGS INC           COM              46118H104    18695  3030058 SH       SOLE                  3030058
ISOFTSTONE HLDGS LTD           SPONSORED ADS    46489B108     2719   638228 SH       SOLE                   638228
LEAP WIRELESS INTL INC         COM NEW          521863308    12082  1816909 SH       SOLE                  1816909
MEMC ELECTR MATLS INC          COM              552715104    59165 18431372 SH       SOLE                 18431372
METROPCS COMMUNICATIONS INC    COM              591708102     8715   876717 SH       SOLE                   876717
REMY INTL INC                  COM              759663107    31660  1978745 SH       SOLE                  1978745
SEALY CORP                     COM              812139301     4369  2013151 SH       SOLE                  2013151
SERVICESOURCE INTL LLC         COM              81763U100    15822  2704649 SH       SOLE                  2704649
SIX FLAGS ENTMT CORP NEW       COM              83001A102    55549   907661 SH       SOLE                   907661